PIMCO REALPATH Blend 2045 Fund Expense Example, No Redemption - PIMCO REALPATH Blend 2045 Fund - A	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 619
Expense Example, No Redemption, 3 Years	770
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	$ 1,406